Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VIRTUS ASSET TRUST
Central Index Key	dei_EntityCentralIndexKey	0001018593
Document Creation Date	dei_DocumentCreationDate	Feb. 22, 2019
Document Effective Date	dei_DocumentEffectiveDate	Feb. 25, 2019
Prospectus Date	rr_ProspectusDate	Feb. 25, 2019